Note 25 - Other Expenses - Components of Cost of Sales (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Amortization	$ 3,116	$ 2,974
Direct energy costs and other	2,982,527	3,058,109
	$ 2,985,643	$ 3,061,083